Goodwill (Details)	12 Months Ended
	Dec. 31, 2023 CAD ($) $ / MWh	Dec. 31, 2022 CAD ($) $ / MWh
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 464,000,000	$ 464,000,000
Impairment of goodwill	0
Hydro
Disclosure of detailed information about intangible assets [line items]
Goodwill	258,000,000	258,000,000
Wind and Solar
Disclosure of detailed information about intangible assets [line items]
Goodwill	176,000,000	176,000,000
Energy Marketing
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 30,000,000	$ 30,000,000
Minimum
Disclosure of detailed information about intangible assets [line items]
Discount rate used to calculate goodwill impairment	5.90%	5.90%
Electricity prices | $ / MWh	20	28
Maximum
Disclosure of detailed information about intangible assets [line items]
Discount rate used to calculate goodwill impairment	8.20%	8.20%
Electricity prices | $ / MWh	238	233